Income Taxes - Schedule of Current and Deferred Portions of the Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Current And Deferred Portions Of The Income Tax Expense Abstract
Current	$ 645	$ 1,058
Deferred
Total	$ 645	$ 1,058